Employees' Stock Incentive Plans Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 02, 2015 shares	Dec. 28, 2019 USD ($) annual_installment $ / shares shares	Dec. 29, 2018 USD ($) $ / shares	Dec. 30, 2017 USD ($) $ / shares	Apr. 30, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercises in period, intrinsic value | $		$ 10	$ 67	$ 124
Proceeds from stock options exercised | $		17	56	66
Tax benefit upon the exercise of stock options | $		$ 18	$ 23	$ 44
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		5.30%	3.60%	2.80%
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock, shares issued		1
Granted, weighted average grant date fair value (in dollars per share) | $ / shares		$ 25.77	$ 58.59	$ 91.25
Expected dividend yield		5.39%	3.31%
Equity instruments other than options, vested in period, fair value | $		$ 2	$ 9	$ 12
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock, shares issued		1
Granted, weighted average grant date fair value (in dollars per share) | $ / shares		$ 25.31	$ 56.31	$ 79.85
Expected dividend yield		5.39%	3.31%	2.73%
All Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested awards, compensation cost not yet recognized | $		$ 365
Nonvested awards, compensation cost not yet recognized, period for recognition		3 years
2016 Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					18,000,000
Vesting period		5 years
Expiration period		10 years
2013 Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	17,555,947
Vesting period		5 years
Expiration period		10 years
Business acquisition, common stock of parent, conversion ration to common stock of successor company	0.443332
2012 Performance Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Award vesting, number of annual installments | annual_installment		3
2012 Performance Incentive Plan | Stock Options | Involuntary termination without cause
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting for terminated employees after acquisition, termination period				2 years
2012 Performance Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting, number of annual installments | annual_installment		2
2012 Performance Incentive Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, restricted stock units acquiree, converted to restricted stock units of successor company, number of shares	1
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Minimum | 2016 Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Award vesting, number of annual installments | annual_installment		3
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Maximum | 2016 Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Award vesting, number of annual installments | annual_installment		4